CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 1,171	$ 5,445	$ 3,624
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	$ 3,925	3,813	$ 3,369
Gain on sale of real estate		(2,709)
Stock-based compensation related to options and unvested shares	$ 98	97	$ 118
Decrease (Increase) in trade receivables	111	(61)	(134)
Equity share in losses of associates, net	31	186	172
Increase (decrease) in deferred tax liabilities	$ (48)	$ (1,577)	44
Decrease in other long-term liabilities			$ (1,254)
Decrease in other short-term liabilities	$ (538)	$ (944)
Decrease in land lease liabilities	(109)	(187)	$ (91)
Decrease (increase) in other accounts receivable and prepaid expenses	1,070	(1,174)	79
Increase (decrease) in accrued expenses and other accounts payable	(1,687)	1,737	1,615
Net cash provided by continuing operations	4,024	4,626	7,542
Net cash provided by (used in) discontinued operations	(44)	693	(123)
Net cash provided by operating activities	$ 3,980	5,319	7,419
Cash flows from investing activities:
Proceeds from (investment in) long-term lease deposits		7	(11)
Investment in real estate property	$ (2,215)	(1,093)	$ (5,795)
Sale of real estate property, net		6,169
Decrease (increase) in restricted cash		$ 144	$ (10)
Proceeds from (investments in) associates	$ (13,142)		$ 83
Increase in other long term deposits	(2,616)
Acquisition of Optibase Bavaria (c)	(31,473)
Net cash provided by (used in) investing activities	(49,446)	$ 5,227	$ (5,733)
Cash flows from financing activities:
Repayment of long term bank loans	(2,811)	$ (2,599)	$ (2,580)
Proceeds from bank loan	36,969
Proceeds from issuance of Long term bonds	15,045
Dividend distribution	(2,029)	$ (2,066)
Net cash provided by (used in) financing activities	47,174	(4,665)	$ (2,580)
Exchange differences on balances of cash and cash equivalents	(804)	(1,790)	563
Increase (decrease) in cash and cash equivalents	904	4,091	(331)
Cash and cash equivalents at the beginning of the year	22,902	18,811	19,142
Cash and cash equivalents at the end of the year	23,806	22,902	18,811
Supplemental cash flow activities:
Taxes paid	3,971	27	875
Interest paid	$ 1,795	2,109	$ 2,702
Significant non-cash transactions:
Sale of real estate property		$ 105
Purchase of investments in consideration of issue of shares			$ 7,153
Acquisition of Optibase Bavaria:
Real estate property	$ 31,399
Other assets, net	74
Cash paid by the company	$ 31,473